Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		May 31, 2022	May 31, 2021	May 31, 2020
Net revenues
Educational programs and services		$ 2,709,549	$ 3,936,969	$ 3,230,378
Books and other services		395,697	339,570	348,304
Net revenues		3,105,246	4,276,539	3,578,682
Operating cost and expenses
Cost of revenues		(1,754,291)	(2,036,875)	(1,588,899)
Selling and marketing		(466,895)	(600,778)	(445,259)
General and administrative		(1,866,573)	(1,489,826)	(1,145,521)
Impairment loss on intangible assets and goodwill			(31,794)
Total operating cost and expenses		(4,087,759)	(4,159,273)	(3,179,679)
Operating income/(loss)		(982,513)	117,266	399,003
Other income/(expense)
Interest income		123,542	141,511	116,117
Interest expense		(4,050)	(6,747)	(4,627)
Realized gain from long-term investments		22,004	3,535	407
Impairment loss from long-term investments		(129,350)	(40,207)	(31,750)
Loss from fair value change of investments		(14,933)	(3,824)	(18,451)
Loss on deconsolidation of subsidiaries		(79,609)
Miscellaneous income, net		32,411	103,443	27,137
Income/(Loss) before income taxes and gain/(loss) from equity method investments		(1,032,498)	314,977	487,836
Provision for income taxes:
Current		(44,378)	(127,313)	(142,992)
Deferred		(91,934)	43,725	8,630
Provision for income taxes		(136,312)	(83,588)	(134,362)
Gain/(Loss) from equity method investments		(51,466)	(1,368)	1,385
Net income/(loss)		(1,220,276)	230,021	354,859
Less: Net loss attributable to non-controlling interests		(32,555)	(104,393)	(58,474)
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders		$ (1,187,721)	$ 334,414	$ 413,333
Net income/(loss) per common share*(Note 18)
- Basic	[1]	$ (0.7)	$ 0.2	$ 0.26
- Diluted	[1]	$ (0.7)	$ 0.2	$ 0.26
Weighted average shares used in calculating basic and diluted net income/(loss) per common share*
- Basic	[1]	1,696,419,232	1,645,463,440	1,584,295,760
- Diluted	[1]	1,696,419,232	1,651,982,384	1,595,368,900

[1]	Retrospectively restated for the effect of stock split. (Note 15)